Settlement and Payment Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants Expired, Exercise Price
Settlement and Payment Agreements

5. Settlement and Payment Agreements

On December 16, 2019, RespireRx and Salamandra, LLC (“Salamandra”) entered into an amendment to the settlement agreement and release, executed August 21, 2019 (the “Original Settlement Agreement” and as amended, the “Amended Settlement Agreement”) regarding $202,395 owed by the Company to Salamandra (as reduced by any further payments by the Company to Salamandra, the “Full Amount”) in connection with an arbitration award previously granted in favor of Salamandra in the Superior Court of New Jersey. Under the terms of the Original Settlement Agreement, the Company was to pay Salamandra $125,000 on or before November 30, 2019 in full satisfaction of the Full Amount owed, subject to conditions regarding the Company’s ability to raise certain dollar amounts of working capital. Under the Amended Settlement Agreement, (i) the Company was to pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the “Threshold Date”), and (iii) the Company was to pay to Salamandra $100,000 on or before the Threshold Date if the Company had at that time raised $600,000 in working capital. Such payments by the Company would have constituted satisfaction of the Full Amount owed and would have served as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company had raised less than $600,000 in working capital before the Threshold Date, the Company was to pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment would have reduced the Full Amount owed on a dollar-for-dollar basis, and Salamandra would then have been able to seek collection on the remainder of the debt. The Company made the initial payment of $25,000 in December 2019, but did not make the subsequent required payment on March 31, 2020, nor has any payment been made during the three-months ended June 30, 2020. The Company has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.

In June 2020, the Company made a settlement proposal to a vendor, the terms of which, if accepted by the vendor would supersede a prior agreement in principle originally reached on September 23, 2019 regarding the payment schedule of undisputed amounts owed by the Company to the vendor. The current proposal includes, among other things, an extension of time until December 31, 2020 to raise the amounts owed. Neither the original agreement in principle nor the discussion of amendments has resulted in a formal agreement. The original agreement in principle called for a payment of a minimum of $100,000 on or before November 30, 2019 assuming the Company had raised at least $600,000 by that date and thereafter called for a payment of $50,000 per month until paid in full. No payments had been made through June 30, 2020 with respect to the original agreement in principle. The currently proposed settlement has not yet been accepted and is being reviewed by the vendor and calls for a payment of $100,000 if RespireRx is able to raise $700,000 by December 31, 2020 with subsequent settlement payments of $50,000 per month with a residual final payment of less than $50,000 representing the remaining balance. Under the proposal, if RespireRx raises less than $700,000 by December 31, 2020, the Company may cancel a portion of the amount owed to the vendor by paying at least 21% of the working capital raised which amount would reduce the amount owed dollar-for-dollar and the vendor would be able to seek collection of the balance.

The due date of the $100,000 annual amount payable to the University of Illinois that was originally due on December 31, 2019 pursuant to the 2014 License Agreement (as defined below), was extended to June 30, 2020 and further extended to July 7, 2020 when it was paid in full (See Note 9. Subsequent Events).

5. Settlement and Payment Agreements

On December 16, 2019, RespireRx and Salamandra, LLC (“Salamandra”) entered into an amendment (the “Amendment”) to the settlement agreement and release, executed August 21, 2019 (the “Original Settlement Agreement” and as amended, the “Amended Settlement Agreement”) regarding $202,395 owed by the Company to Salamandra (as reduced by any further payments by the Company to Salamandra, the “Full Amount”) in connection with an arbitration award previously granted in favor of Salamandra in the Superior Court of New Jersey. Under the terms of the Original Settlement Agreement, the Company was to pay Salamandra $125,000 on or before November 30, 2019 in full satisfaction of the Full Amount owed, subject to conditions regarding the Company’s ability to raise certain dollar amounts of working capital. Under the Amended Settlement Agreement, (i) the Company must pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the “Threshold Date”), and (iii) the Company must pay to Salamandra $100,000 on or before the Threshold Date if the Company has at that time raised $600,000 in working capital. Such payments by the Company would constitute satisfaction of the Full Amount owed and would serve as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company raises less than $600,000 in working capital before the Threshold Date, the Company may pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment will reduce the Full Amount owed on a dollar-for-dollar basis, and Salamandra may then seek collection on the remainder of the debt. The Company did not make the requirement payment on March 31, 2020 and has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.

In February 2020, the Company and a vendor agreed to discuss amendments to an agreement in principal reached on September 23, 2019, whereby the Company and a vendor agreed in principle to a proposed settlement agreement, which has not resulted in a formal agreement. The discussions included, among other things, an extension of time to raise the amount discussed below. The September 23, 2019 agreement in principal calls for no reduction in the overall amount to be paid by the Company, which amount is not in dispute, but addresses only a payment schedule. The agreement in principal calls for a payment of a minimum of $100,000 on or before November 30, 2019 assuming the Company has raised at least $600,000 by that date and thereafter calls for a payment of $50,000 per month until paid in full. If the Company does not make a scheduled payment, the agreement in principal would be deemed null and void.

On April 5, 2018, the Company issued 185,388 common stock purchase options to Robert N. Weingarten, the Company’s former Chief Financial Officer and 125,000 common stock purchase options to Pharmaland Executive Consulting Services LLC (“Pharmaland”) exercisable until April 5, 2023 at $1.12 per share of common stock, which was the closing price of the common stock as quoted on the OTC QB on that date. All of these common stock purchase options vested immediately. Each of the common stock purchase options were valued on the issuance date based upon a Black-Scholes valuation method at $1.081. Mr. Weingarten simultaneously with the issuance of the common stock purchase options, agreed to forgive $200,350 of accrued compensation owed to him. The value of the options granted to Mr. Weingarten was $200,404. The resulting loss on extinguishment of the accrued liability was $54. The common stock purchase options issued to Pharmaland was in partial payment of accounts payable owed. The common stock purchase options issued to Pharmaland had a value of $135,125 and the accounts payable extinguished was $124,025. The loss on extinguishment of this accounts payable was $11,100.

On November 21, 2018, the Company issued 283,643 shares of common stock with a value of $198,550 to designees of one of its intellectual property law firms as partial settlement of accounts payable due to the law firm. There was no gain or loss on the settlement of this accounts payable.

On November 21, 2018, the Company granted a non-qualified stock option (“NQSO”) to purchase 21,677 shares of common stock to a vendor to settle $15,000 of accounts payable due to that vendor. The NQSO vested immediately with respect to 14,452 shares of common stock and on November 30, 2018 with respect to an additional 7,225 shares of common stock. As of December 31, 2018, the NQSO has vested with respect to all shares. The NQSO has a term of 5 years and have an exercise price of $0.70 per share, which was the closing price on the trading day of the grant date. The NQSO was valued using the Black-Scholes option pricing model resulting value was $0.692 per NQSO. There was no gain or loss on the extinguishment of the accounts payable.

The Company continues to explore ways to reduce its obligations and indebtedness and might in the future enter into additional settlement and payment agreements.